Note 19 - Income Tax and Social Contributions - Components of Income Tax Expense Schedule (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Statement Line Items [Line Items]
Current	$ (7,528)	$ (8,979)
Deferred	27,910	2,260
Tax expense (income)	$ 20,382	$ (6,719)